Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Disclosure of Cash Flow Information [Abstract]
Supplemental Disclosure of Cash Flow Information

12. Supplemental Disclosure of Cash Flow Information

Supplemental disclosure of cash flow information for the periods presented is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
Supplemental disclosure of non cash financing and investing activities:
Accretion of Series D redeemable preferred stock beneficial conversion feature	$1,238	$4,445	$—

Accretion of Series E preferred stock beneficial conversion feature	$1,262	$—	$—

Reclassification of Series D warrants from liabilities to stockholders’ equity	$503	$—	$—